Operating lease (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Maturity of lease liabilities
2020	$ 547,320
2021	301,941
Total minimum lease payments	849,261
Short term lease	(80,719)
Imputed interest	(40,066)
Present value of minimum lease payments	728,476
Less: classified as current liabilities	(431,995)
Non-current liabilities	$ 296,481